May 3, 2012


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Variable Annuity Account
	File Numbers:  2-97564 and 811-4294

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule
497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional
Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the
Securities and Exchange Commission on April 27, 2012.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ Daniel P. Preiner

Daniel P. Preiner
Associate Counsel